Business Segments - Additional Information (Detail) (Subsequent Event [Member], Provider [Member])	0 Months Ended
Mar. 16, 2015 Business
Subsequent Event [Member] | Provider [Member]
Segment Reporting Information [Line Items]
Number of previously acquired businesses included in HealthStream Provider Solutions segment	2